15. Other Agreements (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
General and administrative expense	$ 674,157	$ 570,446
Selling and marketing expense	31,620	276,444
Scott Group [Member]
General and administrative expense	20,000
Loza
General and administrative expense		67,500
Rawson
Selling and marketing expense		$ 20,000